Commitments and Contingencies (Details)									12 Months Ended
	Apr. 14, 2025 USD ($)	Feb. 12, 2025 USD ($)	Oct. 15, 2024 $ / shares	Sep. 24, 2024 USD ($) shares	Aug. 15, 2024 USD ($) shares	Jun. 21, 2024 USD ($)	Dec. 15, 2022 EUR (€)	Nov. 27, 2014 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2024 USD ($)	Sep. 19, 2024 $ / shares
Commitments and Contingencies [Line Items]
Renewal option								10 years
License agreement entitles								$ 100,000
Royalty payment, percentage								5.00%
Advisory fees						$ 3,000,000
Common shares for M&A advisory fee						0	€ 10,000
Deferred underwriting fees						0
Contract obligation						0				$ 0
Contract reset price per share (in Dollars per share) | $ / shares											$ 2
Common stock, value									$ 751,400
Dr. Robert Langer [Member]
Commitments and Contingencies [Line Items]
Annual base salary				$ 175,000
Number of shares received (in Shares) | shares				225,000
Consulting Agreements [Member]
Commitments and Contingencies [Line Items]
Contract obligation										$ 22,000
Subsequent Event [Member]
Commitments and Contingencies [Line Items]
Consecutive business days			30 years
Bid price per share (in Dollars per share) | $ / shares			$ 1
Chief Financial Officer [Member]
Commitments and Contingencies [Line Items]
Employment agreement term					3 years
Annual base salary					$ 325,000
Number of shares received (in Shares) | shares					200,000
Chief Financial Officer [Member] | Mr. LeBlanc [Member]
Commitments and Contingencies [Line Items]
Number of shares received (in Shares) | shares					100,000
Chief Operating Officer [Member]
Commitments and Contingencies [Line Items]
Employment agreement term					3 years
Annual base salary					$ 300,000
Number of shares received (in Shares) | shares					200,000
Chief Operating Officer [Member] | Peter Moriarty [Member]
Commitments and Contingencies [Line Items]
Number of shares received (in Shares) | shares					100,000
Common Stock [Member]
Commitments and Contingencies [Line Items]
Advisory fees						$ 1,500,000
Forecast [Member]
Commitments and Contingencies [Line Items]
Consecutive business days	10 days
Common stock, value	$ 1
Forecast [Member] | Publicly Held Shares [Member]
Commitments and Contingencies [Line Items]
Market value		$ 15,000,000
Consecutive business days		10 years
Forecast [Member] | Listed Securities [Member]
Commitments and Contingencies [Line Items]
Market value		$ 50,000,000
Consecutive business days		10 years
Reliance Industries Pvt Ltd [Member]
Commitments and Contingencies [Line Items]
Estimated acquisition price								$ 350,000